Pioneer Floating Rate Fund
Schedule of Investments  |  January 31, 2024

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  1/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.7%
	Senior Secured Floating Rate Loan Interests — 82.1% of Net Assets*(a)
	Advanced Materials — 1.2%
1,528,442	Gemini HDPE LLC, 2027 Advance, 8.574% (Term SOFR + 300 bps), 12/31/27	$ 1,520,800
1,790,293	Groupe Solmax, Inc., Initial Term Loan, 10.36% (Term SOFR + 475 bps), 5/29/28	1,733,413
	Total Advanced Materials	$3,254,213

	Advertising Sales — 0.5%
1,429,837	Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (Term SOFR + 350 bps), 8/21/26	$ 1,415,375
	Total Advertising Sales	$1,415,375

	Aerospace & Defense — 0.9%
1,250,625	ADS Tactical, Inc., Initial Term Loan, 11.197% (Term SOFR + 575 bps), 3/19/26	$ 1,244,372
1,282,000	Propulsion (BC) Newco LLC, Initial Term Loan, 9.098% (Term SOFR + 375 bps), 9/14/29	1,283,442
	Total Aerospace & Defense	$2,527,814

	Airlines — 1.0%
1,319,861	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.329% (Term SOFR + 475 bps), 4/20/28	$ 1,354,283
1,148,400	American Airlines, Inc., Seventh Amendment Extended Term Loan, 8.598% (Term SOFR + 275 bps), 2/15/28	1,145,855
350,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 10.77% (Term SOFR + 525 bps), 6/21/27	361,136
	Total Airlines	$2,861,274

	Airport Development & Maintenance — 0.3%
965,077	Apple Bidco LLC, First Lien Initial Term Loan, 8.197% (Term SOFR + 275 bps), 9/22/28	$ 960,780
	Total Airport Development & Maintenance	$960,780

	Apparel Manufacturers — 0.5%
1,477,902	Hanesbrands Inc., Initial Tranche B Term Loan, 9.083% (Term SOFR + 375 bps), 3/8/30	$ 1,469,127
	Total Apparel Manufacturers	$1,469,127

1Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Appliances — 0.3%
888,892	Osmosis Buyer Ltd. (AI Aqua Merger Sub, Inc.), 2022 Refinancing Term B Loan, 9.105% (Term SOFR + 375 bps), 7/31/28	$ 884,171
	Total Appliances	$884,171

	Applications Software — 1.2%
937,913	Central Parent LLC, First Lien 2023 Refinancing Term Loan, 9.348% (Term SOFR + 400 bps), 7/6/29	$ 940,648
731,913	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.11% (Term SOFR + 350 bps), 11/6/28	727,796
1,744,552(b)	Loyalty Ventures, Inc., Term B Loan, 9.937% (LIBOR + 650 bps), 11/3/27	17,445
1,710,625	RealPage, Inc., First Lien Initial Term Loan, 8.447% (Term SOFR + 300 bps), 4/24/28	1,675,927
	Total Applications Software	$3,361,816

	Athletic Equipment — 0.1%
339,150	Recess Holdings, Inc., First Lien Term Loan, 9.388% (Term SOFR + 400 bps), 3/29/27	$ 339,150
	Total Athletic Equipment	$339,150

	Auction House & Art Dealer — 0.5%
1,462,500	Sotheby's, 2021 Second Refinancing Term Loan, 10.076% (Term SOFR + 450 bps), 1/15/27	$ 1,452,811
	Total Auction House & Art Dealer	$1,452,811

	Auto Parts & Equipment — 2.3%
444,500	Adient US LLC, Term B-2 Loan, 8.083% ( Term SOFR + 275 bps ), 1/31/31	$ 445,691
4,027,477	First Brands Group LLC, First Lien 2021 Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	4,029,157
2,034,806	IXS Holdings, Inc., Initial Term Loan, 9.851% (Term SOFR + 425 bps), 3/5/27	1,808,433
	Total Auto Parts & Equipment	$6,283,281

	Auto Repair Centers — 0.4%
972,500	Belron Finance US LLC, 2028 Dollar Incremental Loan, 7.314% (Term SOFR + 200 bps), 4/13/28	$ 974,172
	Total Auto Repair Centers	$974,172

	Auto-Truck Trailers — 1.0%
2,701,875	Novae LLC, Tranche B Term Loan, 10.521% (Term SOFR + 500 bps), 12/22/28	$ 2,688,366
	Total Auto-Truck Trailers	$2,688,366

Pioneer Floating Rate Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 0.2%
656,667	Naked Juice LLC, First Lien Initial Term Loan, 8.698% (Term SOFR + 325 bps), 1/24/29	$ 623,012
	Total Beverages	$623,012

	Broadcast Service & Programing — 0.3%
722,437	Univision Communications, Inc., First Lien Initial Term Loan, 8.697% (Term SOFR + 325 bps), 1/31/29	$ 722,437
	Total Broadcast Service & Programing	$722,437

	Building & Construction — 0.3%
730,453	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.574% (Term SOFR + 400 bps), 10/29/27	$ 730,453
	Total Building & Construction	$730,453

	Building & Construction Products — 1.0%
1,448,852	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.683% (Term SOFR + 325 bps), 4/12/28	$ 1,440,476
1,329,366	CP Atlas Buyer, Inc., Term B Loan, 9.183% (Term SOFR + 375 bps), 11/23/27	1,292,356
	Total Building & Construction Products	$2,732,832

	Building Production — 1.2%
980,000	Chariot Buyer LLC, First Lien Initial Term Loan, 8.683% (Term SOFR + 325 bps), 11/3/28	$ 969,996
1,243,758	Koppers, Inc., Term B Loan, 8.94% (Term SOFR + 350 bps), 4/10/30	1,251,531
6,156	MI Windows & Doors, LLC, Term B-1 Loan, 8.932% (Term SOFR + 350 bps), 12/18/27	6,163
205,000	Summit Materials, LLC, Term B-2 Loan, 7.826% (Term SOFR + 250 bps), 1/12/29	205,641
827,075	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 10.447% (Term SOFR + 500 bps), 10/12/28	827,076
	Total Building Production	$3,260,407

	Building-Air & Heating — 0.2%
499,665	Emerald Borrower LP, Initial Term Loan B, 8.313% (Term SOFR + 300 bps), 5/31/30	$ 500,468
	Total Building-Air & Heating	$500,468

3Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Building-Heavy Construction — 0.4%
977,500	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.697% (Term SOFR + 325 bps), 6/23/28	$ 973,427
	Total Building-Heavy Construction	$973,427

	Building-Maintenance & Service — 0.5%
1,331,594	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.697% (Term SOFR + 525 bps), 6/29/28	$ 1,321,607
	Total Building-Maintenance & Service	$1,321,607

	Cable & Satellite Television — 2.9%
2,884,255	Altice France S.A., USD TLB-[14] Loan, 10.814% (Term SOFR + 550 bps), 8/15/28	$ 2,626,836
800,607	Charter Communications Operating LLC, Term B-2 Loan, 7.083% (Term SOFR + 175 bps), 2/1/27	798,905
497,487	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), 2022 Refinancing Term Loan, 9.833% (Term SOFR + 450 bps), 1/18/28	486,656
717,750	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.58% (Term SOFR + 525 bps), 8/2/29	719,245
2,942,456	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.697% (Term SOFR + 325 bps), 9/25/26	2,391,664
1,045,876	Virgin Media Bristol LLC, N Facility, 7.948% (Term SOFR + 250 bps), 1/31/28	1,027,655
	Total Cable & Satellite Television	$8,050,961

	Casino Hotels — 0.8%
2,210,625	Century Casinos, Inc., Term B Facility Loan, 11.453% (Term SOFR + 600 bps), 4/2/29	$ 2,182,992
	Total Casino Hotels	$2,182,992

	Casino Services — 0.5%
392,000(c)	Caesars Entertainment, Inc., Term B1 Loan, 1/27/31	$ 391,837
870,544	Everi Holdings, Inc., Term B Loan, 7.947% (Term SOFR + 250 bps), 8/3/28	872,236
91,321	Lucky Bucks LLC, Priority First Out Exit Term Loan, 13.033% (Term SOFR + 750 bps), 10/2/28	88,125
183,187	Lucky Bucks LLC, Priority Second Out Term Loan, 13.033% (Term SOFR + 750 bps), 10/2/29	160,288
	Total Casino Services	$1,512,486

	Cellular Telecom — 1.1%
927,126	CCI Buyer, Inc., First Lien Initial Term Loan, 9.348% (Term SOFR + 400 bps), 12/17/27	$ 925,967
Pioneer Floating Rate Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cellular Telecom — (continued)
1,454,788	Gogo Intermediate Holdings LLC, Initial Term Loan, 9.197% (Term SOFR + 375 bps), 4/30/28	$ 1,452,857
1,342,993	Xplore Inc., First Lien Refinancing Term Loan, 9.61% (Term SOFR + 400 bps), 10/2/28	640,943
	Total Cellular Telecom	$3,019,767

	Chemicals-Diversified — 1.3%
447,750	Ineos Quattro Holdings UK Limited, 2030 Tranche B Dollar Term Loan, 9.183% (Term SOFR + 375 bps), 3/14/30	$ 447,470
696,500	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.933% (Term SOFR + 350 bps), 2/18/30	690,188
1,258,557	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.682% (Term SOFR + 425 bps), 10/15/28	1,258,557
761,437	LSF11 A5 HoldCo LLC, Term Loan, 8.947% (Term SOFR + 350 bps), 10/15/28	758,582
372,188	Momentive Performance Materials Inc., Initial Term Loan, 9.832% (Term SOFR + 450 bps), 3/29/28	366,915
	Total Chemicals-Diversified	$3,521,712

	Chemicals-Specialty — 1.0%
865,030	Mativ Holdings, Inc., Term B Loan, 9.197% (Term SOFR + 375 bps), 4/20/28	$ 865,030
597,000	Nouryon Finance B.V., 2023 Term Loan, 9.448% (Term SOFR + 400 bps), 4/3/28	597,466
248,750	Nouryon Finance B.V., Extended Dollar Term Loan, 9.467% (Term SOFR + 400 bps), 4/3/28	248,828
1,066,807	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.36% (Term SOFR + 375 bps), 11/9/28	1,064,691
	Total Chemicals-Specialty	$2,776,015

	Commercial Services — 0.3%
908,812	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.197% (Term SOFR + 375 bps), 12/15/28	$ 904,584
	Total Commercial Services	$904,584

	Commercial Services — 0.6%
980,000	AEA International Holdings (Luxembourg) S.a.r.l, New Term Loan, 8.819% (Term SOFR + 350 bps), 9/7/28	$ 981,837
770,000(c)	DS Parent, Inc., Term Loan B, 12/13/30	750,750
	Total Commercial Services	$1,732,587

5Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Computer Data Security — 0.9%
2,150,500	Magenta Buyer LLC, First Lien Initial Term Loan, 10.574% (Term SOFR + 500 bps), 7/27/28	$ 1,410,369
1,135,855	Precisely Software, Inc., First Lien Third Amendment Term Loan, 9.587% (Term SOFR + 400 bps), 4/24/28	1,121,657
	Total Computer Data Security	$2,532,026

	Computer Services — 1.0%
375,000(c)	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 2/1/31	$ 373,867
877,500	Ahead DB Holdings LLC, First Lien Term B Loan, 9.198% (Term SOFR + 375 bps), 10/18/27	873,386
1,190,671	MAG DS Corp., Initial Term Loan, 10.948% (Term SOFR + 550 bps), 4/1/27	1,095,417
487,500	Maximus, Inc., Tranche B Term Loan, 7.433% (Term SOFR + 200 bps), 5/28/28	489,862
	Total Computer Services	$2,832,532

	Computer Software — 1.1%
1,375,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.197% (Term SOFR + 375 bps), 10/16/28	$ 1,339,393
1,699,188	Help/Systems Holdings, Inc., Term Loan, 9.433% (Term SOFR + 400 bps), 11/19/26	1,639,452
	Total Computer Software	$2,978,845

	Computers-Integrated Systems — 0.8%
1,280,745	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.90% (Term SOFR + 425 bps), 5/25/28	$ 1,200,499
260,490	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.90% (Term SOFR + 425 bps), 5/25/28	244,169
680,000	NCR Atleos LLC, Term Loan B, 10.182% (Term SOFR + 475 bps), 3/27/29	681,912
	Total Computers-Integrated Systems	$2,126,580

	Consulting Services — 0.7%
1,894,834	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 10.074% (Term SOFR + 450 bps), 3/17/28	$ 1,900,162
	Total Consulting Services	$1,900,162

	Containers-Paper & Plastic — 0.2%
455,772	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, 8.697% (Term SOFR + 325 bps), 2/5/26	$ 456,741
	Total Containers-Paper & Plastic	$456,741

Pioneer Floating Rate Fund | 1/31/246

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diagnostic Equipment — 1.0%
569,041	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 7.683% (Term SOFR + 225 bps), 11/8/27	$ 569,396
2,463,165	Curia Global, Inc., First Lien 2021 Term Loan, 9.182% (Term SOFR + 375 bps), 8/30/26	2,268,679
	Total Diagnostic Equipment	$2,838,075

	Dialysis Centers — 0.6%
2,051,995	U.S. Renal Care, Inc., Closing Date Term Loan, 10.447% (Term SOFR + 500 bps), 6/20/28	$ 1,667,246
	Total Dialysis Centers	$1,667,246

	Disposable Medical Products — 0.6%
1,719,375	Medline Borrower LP, Initial Dollar Term Loan, 8.451% (Term SOFR + 300 bps), 10/23/28	$ 1,719,286
	Total Disposable Medical Products	$1,719,286

	Distribution & Wholesale — 1.3%
1,375,500	AIP RD Buyer Corp., First Lien Term Loan B, 9.582% (Term SOFR + 425 bps), 12/22/28	$ 1,374,354
863,353	Core & Main LP, Tranche B Term Loan, 8.056% (Term SOFR + 250 bps), 7/27/28	864,567
734,124	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.183% (Term SOFR + 375 bps), 3/20/25	715,587
600,000(c)	Windsor Holdings III LLC, Dollar Term B Loan, 8/1/30	601,459
	Total Distribution & Wholesale	$3,555,967

	E-Commerce — 0.6%
1,111	CNT Holdings I Corp., First Lien Initial Term Loan, 8.817% (Term SOFR + 350 bps), 11/8/27	$ 1,110
1,228,140	TA TT Buyer LLC, First Lien Initial Term Loan, 10.348% (Term SOFR + 500 bps), 4/2/29	1,231,594
395,438	Uber Technologies, Inc., 2023 Refinancing Term Loan, 8.135% (Term SOFR + 275 bps), 3/3/30	395,957
	Total E-Commerce	$1,628,661

	Electric-Generation — 1.4%
563,567	Compass Power Generation LLC, Tranche B-2 Term Loan, 9.696% (Term SOFR + 425 bps), 4/14/29	$ 566,868
1,478,185	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.197% (Term SOFR + 375 bps), 10/2/25	1,472,774
322,864	Generation Bridge Northeast LLC, Term Loan B, 9.583% (Term SOFR + 425 bps), 8/22/29	324,781
7Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Electric-Generation — (continued)
616,596	Hamilton Projects Acquiror LLC, Term Loan, 9.947% (Term SOFR + 450 bps), 6/17/27	$ 617,896
901,447	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.333% (Term SOFR + 200 bps), 12/20/30	896,530
	Total Electric-Generation	$3,878,849

	Electric-Integrated — 0.5%
869,946	Constellation Renewables LLC, Loan, 8.15% (Term SOFR + 250 bps), 12/15/27	$ 868,134
134,286	Talen Energy Supply LLC, Initial Term C Loan, 9.869% (Term SOFR + 450 bps), 5/17/30	134,768
314,136	Talen Energy Supply LLC, Initial Term Loan B, 9.869% (Term SOFR + 450 bps), 5/17/30	315,265
	Total Electric-Integrated	$1,318,167

	Electronic Composition — 1.4%
699,375	Atkore International, Inc., Initial Term Loan, 7.61% (Term SOFR + 200 bps), 5/26/28	$ 701,670
2,062,314	Energy Acquisition LP, First Lien Initial Term Loan, 9.682% (Term SOFR + 425 bps), 6/26/25	2,062,314
660,638	Natel Engineering Co., Inc., Initial Term Loan, 11.697% (Term SOFR + 625 bps), 4/30/26	586,316
498,724(c)	Synaptics, Inc., First Amendment Incremental Term Loan, 12/2/28	497,685
	Total Electronic Composition	$3,847,985

	Energy-Alternate Sources — 0.3%
905,000	TerraForm Power Operating, LLC, Specified Refinancing Term Loan, 7.948% (Term SOFR + 250 bps), 5/21/29	$ 900,475
	Total Energy-Alternate Sources	$900,475

	Engines — 1.2%
399,000	Arcline FM Holdings LLC, 2023-2 First Lien New Term Loan , 10.86% (Term SOFR + 525 bps), 6/23/28	$ 399,374
200,000	Arcline FM Holdings LLC, Second Lien Initial Term Loan, 13.86% (Term SOFR + 825 bps), 6/25/29	194,500
1,000,000(c)	INNIO Group Holding GmbH, Extended Facility B, 11/2/28	1,004,375
1,629,000	LSF12 Badger Bidco, LLC, Initial Term Loan, 11.332% (Term SOFR + 600 bps), 8/30/30	1,627,982
	Total Engines	$3,226,231

Pioneer Floating Rate Fund | 1/31/248

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Enterprise Software & Services — 0.9%
770,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.197% (Term SOFR + 275 bps), 1/31/27	$ 773,035
418,975	Open Text Corp., 2023 Replacement Term Loan, 8.182% (Term SOFR + 275 bps), 1/31/30	419,723
980,000	Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10.063% (Term SOFR + 475 bps), 10/28/30	983,266
391,870	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 9.447% (Term SOFR + 400 bps), 5/12/28	390,370
	Total Enterprise Software & Services	$2,566,394

	Finance-Credit Card — 0.6%
1,795,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 8.138% (Term SOFR + 275 bps), 6/15/25	$ 1,794,827
	Total Finance-Credit Card	$1,794,827

	Finance-Investment Banker — 0.9%
985,114	Citadel Securities LP, Term Loan, 7.567% (Term SOFR + 225 bps), 7/29/30	$ 978,100
910,599	Hudson River Trading LLC, Term Loan, 8.447% (Term SOFR + 300 bps), 3/20/28	904,125
700,000(c)	Jane Street Group LLC, 2024 Repricing Term Loan, 1/26/28	697,200
	Total Finance-Investment Banker	$2,579,425

	Finance-Leasing Company — 1.2%
1,216,677	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.937% (Term SOFR + 150 bps), 2/12/27	$ 1,217,597
790,644	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.135% (Term SOFR + 275 bps), 10/22/27	790,996
1,363,300	Fly Funding II S.a r.l., Replacement Loan, 7.38% (LIBOR + 175 bps), 8/11/25	1,294,454
	Total Finance-Leasing Company	$3,303,047

	Food-Catering — 0.2%
447,750	Aramark Intermediate HoldCo. Corp., U.S. Term B-6 Loan, 7.947% (Term SOFR + 250 bps), 6/22/30	$ 447,862
	Total Food-Catering	$447,862

	Food-Confectionery — 0.2%
600,000(c)	Fiesta Purchaser, Inc., Term Loan B, 1/31/31	$ 594,000
	Total Food-Confectionery	$594,000

9Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Food-Dairy Products — 0.5%
400,000	Chobani LLC, 2023 Additional Term Loan, 9.083% (Term SOFR + 375 bps), 10/25/27	$ 401,333
1,015,875	Chobani LLC., 2020 New Term Loan, 8.947% (Term SOFR + 350 bps), 10/25/27	1,018,679
	Total Food-Dairy Products	$1,420,012

	Footwear & Related Apparel — 0.4%
1,025,000	Crocs, Inc., 2023 Refinancing Term Loan, 8.498% (Term SOFR + 300 bps), 2/20/29	$ 1,026,779
	Total Footwear & Related Apparel	$1,026,779

	Gambling (Non-Hotel) — 0.8%
516,265	Flutter Entertainment Plc, Third Amendment 2028-B Term Loan, 8.863% (Term SOFR + 325 bps), 7/22/28	$ 517,326
1,796,391	Light and Wonder International, Inc., Term B-1 Loan, 8.083% (Term SOFR + 275 bps), 4/14/29	1,791,675
	Total Gambling (Non-Hotel)	$2,309,001

	Gas-Distribution — 0.2%
600,000(c)	NGL Energy Operating LLC, Initial Term Loan, 2/3/31	$ 599,850
	Total Gas-Distribution	$599,850

	Golf — 0.2%
694,750	Topgolf Callaway Brands Corp , Intial Term Loan, 8.933% (Term SOFR + 350 bps), 3/15/30	$ 694,130
	Total Golf	$694,130

	Hazardous Waste Disposal — 0.1%
330,000	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 10.316% (Term SOFR + 500 bps), 10/17/30	$ 330,412
	Total Hazardous Waste Disposal	$330,412

	Hotels & Motels — 1.8%
2,451,118	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 8.197% (Term SOFR + 275 bps), 8/2/28	$ 2,449,892
1,438,368(c)	Playa Resorts Holding B.V., 2022 Term Loan, 1/5/29	1,439,192
1,000,000	Travel + Leisure Co., 2023 Incremental Term Loan, 8.687% (Term SOFR + 325 bps), 12/14/29	1,001,667
	Total Hotels & Motels	$4,890,751

Pioneer Floating Rate Fund | 1/31/2410

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Independent Power Producer — 0.5%
682,808	Calpine Construction Finance Company LP, Refinancing Term Loan, 7.572% (Term SOFR + 225 bps), 7/31/30	$ 679,266
719,669	EFS Cogen Holdings I LLC, Term B Advance, 9.11% (Term SOFR + 350 bps), 10/1/27	719,419
	Total Independent Power Producer	$1,398,685

	Insurance Brokers — 0.2%
618,450	USI, Inc., 2023 Second Funding New Term Loan, 8.598% (Term SOFR + 325 bps), 9/27/30	$ 618,192
	Total Insurance Brokers	$618,192

	Internet Content — 0.5%
1,345,370	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.583% (Term SOFR + 425 bps), 5/3/28	$ 1,319,639
	Total Internet Content	$1,319,639

	Internet Security — 0.1%
413,699	Gen Digital Inc., Initial Tranche B Term Loan, 7.433% (Term SOFR + 200 bps), 9/12/29	$ 413,256
	Total Internet Security	$413,256

	Investment Management & Advisory Services — 1.6%
871,573	Allspring Buyer LLC, Initial Term Loan, 8.887% (Term SOFR + 325 bps), 11/1/28	$ 869,122
995,364	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.947% (Term SOFR + 350 bps), 4/7/28	991,152
493,750	Focus Financial Partners LLC, Tranche B-7 Term Loan, 8.083% (Term SOFR + 275 bps), 6/30/28	492,464
752,808	LHS Borrower LLC, Initial Term Loan, 10.182% (Term SOFR + 475 bps), 2/16/29	707,013
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.933% (Term SOFR + 350 bps), 5/30/25	1,385,452
	Total Investment Management & Advisory Services	$4,445,203

	Lasers-System & Components — 0.4%
1,099,386	Coherent Corp., Initial Term B Loan, 8.197% (Term SOFR + 275 bps), 7/2/29	$ 1,096,363
	Total Lasers-Syst/Components	$1,096,363

11Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Medical Diagnostic Imaging — 0.6%
1,707,650	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.748% (Term SOFR + 525 bps), 12/15/27	$ 1,704,235
	Total Medical Diagnostic Imaging	$1,704,235

	Medical Information Systems — 2.3%
1,975,757	athenahealth Group, Inc., Initial Term Loan, 8.583% (Term SOFR + 325 bps), 2/15/29	$ 1,952,089
487,500	Azalea TopCo, Inc., First Lien 2021 Term Loan, 9.197% (Term SOFR + 375 bps), 7/24/26	485,063
957,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 8.947% (Term SOFR + 350 bps), 7/24/26	950,617
1,827,389	Gainwell Acquisition Corp., First Lien Term B Loan, 9.448% (Term SOFR + 400 bps), 10/1/27	1,780,277
1,462,500	One Call Corp., First Lien Term B Loan, 11.086% (Term SOFR + 550 bps), 4/22/27	1,250,438
	Total Medical Information Systems	$6,418,484

	Medical Labs & Testing Services — 2.4%
742,500	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 10.586% (Term SOFR + 525 bps), 2/11/28	$ 744,666
982,188	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.947% (Term SOFR + 450 bps), 2/4/27	980,449
1,690,225	FC Compassus LLC, Term B-1 Loan, 9.697% (Term SOFR + 425 bps), 12/31/26	1,640,926
589,923	Icon Public Limited Company, Lux Term Loan, 7.86% (Term SOFR + 225 bps), 7/3/28	591,010
1,213,802	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.947% (Term SOFR + 350 bps), 3/5/26	1,211,478
487,500	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 8.447% (Term SOFR + 300 bps), 6/27/25	164,958
966,752	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 8.447% (Term SOFR + 300 bps), 6/27/25	327,125
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 12.325% (Term SOFR + 675 bps), 6/26/26	41,666
972,563	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.717% (Term SOFR + 425 bps), 10/1/28	920,963
	Total Medical Labs & Testing Services	$6,623,241

Pioneer Floating Rate Fund | 1/31/2412

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Biomedical & Generation — 0.7%
1,954,061	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.447% (Term SOFR + 600 bps), 11/19/27	$ 1,956,503
	Total Medical-Biomedical & Generation	$1,956,503

	Medical-Drugs — 2.9%
1,387,500	Bausch Health Cos., Inc., Second Amendment Term Loan, 10.687% (Term SOFR + 525 bps), 2/1/27	$ 1,098,206
2,787,173(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	1,921,408
830,000	Financiere Mendel, Facility B, 9.616% (Term SOFR + 425 bps), 11/12/30	835,187
146,980	Icon Public Limited Company, U.S. Term Loan, 7.86% (Term SOFR + 225 bps), 7/3/28	147,251
1,097,782	Jazz Pharmaceuticals Public Ltd. Co., Additional Tranche B-1 Dollar Term Loan, 8.447% (Term SOFR + 300 bps), 5/5/28	1,098,468
1,695,000	Organon & Co., Dollar Term Loan, 8.45% (Term SOFR + 300 bps), 6/2/28	1,695,353
1,176,471	Padagis LLC, Term B Loan, 10.341% (Term SOFR + 475 bps), 7/6/28	1,138,235
	Total Medical-Drugs	$7,934,108

	Medical-Generic Drugs — 0.5%
650,000	Amneal Pharmaceuticals LLC, Initial Term Loan, 10.832% (Term SOFR + 550 bps), 5/4/28	$ 646,019
740,625	Perrigo Company Plc, Initial Term B Loan, 7.683% (Term SOFR + 225 bps), 4/20/29	739,930
	Total Medical-Generic Drugs	$1,385,949

	Medical-Hospitals — 0.9%
2,456,250	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.324% (Term SOFR + 375 bps), 11/15/28	$ 1,292,602
1,959,980	Knight Health Holdings LLC, Term B Loan, 10.586% (Term SOFR + 525 bps), 12/23/28	759,492
716,755	Quorum Health Corp., Exit Term Loan, 13.676% (Term SOFR + 825 bps), 4/29/25	447,972
	Total Medical-Hospitals	$2,500,066

	Medical-Wholesale Drug Distribution — 0.8%
843,625	CVET Midco 2 LP, First Lien Initial Term Loan, 10.348% (Term SOFR + 500 bps), 10/13/29	$ 843,399
1,290,335	Owens & Minor, Inc., Term B-1 Loan, 9.198% (Term SOFR + 375 bps), 3/29/29	1,293,963
	Total Medical-Wholesale Drug Distribution	$2,137,362

13Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.7%
1,955,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 1,952,556
	Total Metal Processors & Fabrication	$1,952,556

	Metal-Aluminum — 0.5%
1,508,220	Arsenal AIC Parent LLC, Term Loan B, 9.833% (Term SOFR + 450 bps), 8/18/30	$ 1,511,520
	Total Metal-Aluminum	$1,511,520

	Mining Services — 0.1%
250,977	Flame NewCo LLC, First Lien New Money Exit Term Loan, 11.437% (Term SOFR + 600 bps), 6/30/28	$ 235,918
	Total Mining Services	$235,918

	Multimedia — 0.3%
747,288	The E.W. Scripps Company, Tranche B-3 Term Loan, 8.447% (Term SOFR + 300 bps), 1/7/28	$ 743,038
	Total Multimedia	$743,038

	Non-hazardous Waste Disposal — 0.4%
649,937	GFL Environmental, Inc., 2023-A Refinancing Term Loan, 7.816% (Term SOFR + 250 bps), 5/31/27	$ 650,952
503,531	MIP V Waste LLC, Initial Term Loan, 8.824% (Term SOFR + 325 bps), 12/8/28	502,902
	Total Non-hazardous Waste Disposal	$1,153,854

	Office Automation & Equipment — 0.2%
680,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.447% (Term SOFR + 400 bps), 3/17/28	$ 671,390
	Total Office Automation & Equipment	$671,390

	Pastoral & Agricultural — 0.5%
1,323,000	Alltech, Inc., Term B Loan, 9.447% (Term SOFR + 400 bps), 10/13/28	$ 1,314,731
	Total Pastoral & Agricultural	$1,314,731

	Pharmacy Services — 0.2%
637,000	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 8.197% (Term SOFR + 275 bps), 10/27/28	$ 638,672
	Total Pharmacy Services	$638,672

	Physical Practice Management — 0.7%
2,497,473	Team Health Holdings, Inc., Extended Term Loan, 10.583% (Term SOFR + 525 bps), 3/2/27	$ 2,081,489
	Total Physical Practice Management	$2,081,489

Pioneer Floating Rate Fund | 1/31/2414

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Physical Therapy & Rehabilitation Centers — 1.1%
840,841	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 10.40% (Term SOFR + 475 bps), 11/24/28	$ 840,710
2,419,219	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.697% (Term SOFR + 425 bps), 11/20/26	2,281,928
	Total Physical Therapy & Rehabilitation Centers	$3,122,638

	Pipelines — 2.3%
446,625	Brazos Delaware II LLC, Initial Term Loan, 9.082% (Term SOFR + 375 bps), 2/11/30	$ 446,299
383,430	Buckeye Partners LP, 2023 Tranche B-2 Term Loan, 7.833% (Term SOFR + 235 bps), 11/22/30	383,478
199,664	DT Midstream, Inc., Initial Term Loan, 7.447% (Term SOFR + 200 bps), 6/26/28	200,609
797,826	GIP III Stetson I LP (GIP III Stetson II LP), 2023 Initial Term Loan, 9.683% (Term SOFR + 425 bps), 10/31/28	802,613
340,000	GIP Pilot Acquisition Partners LP, Initial Term Loan, 8.327% (Term SOFR + 300 bps), 10/4/30	340,708
723,169	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.936% (Term SOFR + 450 bps), 9/19/29	724,864
497,500	NorthRiver Midstream Finance LP, First Lien Initial Term Loan B, 8.33% (Term SOFR + 300 bps), 8/16/30	497,842
1,950,518	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 8.708% (Term SOFR + 325 bps), 10/5/28	1,950,639
1,149,619	Traverse Midstream Partners LLC, Advance, 8.817% (Term SOFR + 350 bps), 2/16/28	1,153,033
	Total Pipelines	$6,500,085

	Professional Sports — 0.5%
1,250,000	Formula One Management Ltd., First Lien Facility B Loan, 7.598% (Term SOFR + 225 bps), 1/15/30	$ 1,251,094
	Total Professional Sports	$1,251,094

	Property & Casualty Insurance — 1.6%
496,250	Asurion LLC, New B-11 Term Loan, 9.682% (Term SOFR + 425 bps), 8/19/28	$ 491,598
1,964,646	Asurion LLC, New B-9 Term Loan, 8.697% (Term SOFR + 325 bps), 7/31/27	1,938,686
15Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.697% (Term SOFR + 525 bps), 1/20/29	$ 712,910
1,188,208	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.083% (Term SOFR + 375 bps), 2/24/28	1,189,528
	Total Property & Casualty Insurance	$4,332,722

	Protection-Safety — 0.2%
525,000	Prime Security Services Borrower LLC, First Lien 2023 Refinancing Term B-1 Loan, 7.827% (Term SOFR + 250 bps), 10/13/30	$ 525,802
	Total Protection-Safety	$525,802

	Publishing — 1.7%
635,375	Cengage Learning, Inc., First Lien Term B Loan, 10.326% (Term SOFR + 475 bps), 7/14/26	$ 635,309
1,975,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.683% (Term SOFR + 525 bps), 4/9/29	1,916,985
2,199,375	McGraw-Hill Education, Inc., Initial Term Loan, 10.197% (Term SOFR + 475 bps), 7/28/28	2,189,141
	Total Publishing	$4,741,435

	Publishing-Periodicals — 0.3%
859,687	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.933% (Term SOFR + 350 bps), 1/28/29	$ 856,732
	Total Publishing-Periodicals	$856,732

	Recreational Centers — 0.5%
1,487,659	Fitness International LLC, Term B Loan, 10.75% (Term SOFR + 325 bps), 4/18/25	$ 1,490,603
	Total Recreational Centers	$1,490,603

	Recycling — 0.6%
1,757,940	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.947% (Term SOFR + 450 bps), 5/5/28	$ 1,644,992
	Total Recycling	$1,644,992

	REITS-Storage — 0.1%
280,000	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.587% (Term SOFR + 225 bps), 1/31/31	$ 279,563
	Total REITS-Storage	$279,563

	Rental Auto & Equipment — 0.9%
502,833	Avis Budget Car Rental LLC, New Tranche C Term Loan, 8.433% (Term SOFR + 300 bps), 3/16/29	$ 504,091
Pioneer Floating Rate Fund | 1/31/2416

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — (continued)
1,640,777	Hertz Corp., Initial Term B Loan, 8.697% (Term SOFR + 325 bps), 6/30/28	$ 1,625,101
317,152	Hertz Corp., Initial Term C Loan, 8.697% (Term SOFR + 325 bps), 6/30/28	313,980
	Total Rental Auto & Equipment	$2,443,172

	Retail — 2.9%
760,672	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 8.197% (Term SOFR + 275 bps), 10/19/27	$ 753,244
1,462,500	Michaels Cos, Inc., Term Loan B, 9.86% (Term SOFR + 425 bps), 4/15/28	1,211,437
1,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.86% (Term SOFR + 325 bps), 3/3/28	1,015,290
1,657,500	PetSmart LLC, Initial Term Loan, 9.182% (Term SOFR + 375 bps), 2/11/28	1,652,148
879,750	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 7.433% (Term SOFR + 200 bps), 8/4/28	879,601
936,113	RVR Dealership Holdings LLC, Term Loan, 9.187% (Term SOFR + 375 bps), 2/8/28	862,394
900,000	Torrid LLC, Closing Date Term Loan, 11.112% (Term SOFR + 550 bps), 6/14/28	759,094
865,791	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 9.082% (Term SOFR + 375 bps), 10/19/27	866,242
	Total Retail	$7,999,450

	Retail-Catalog Shopping — 0.3%
983,303	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.683% (Term SOFR + 325 bps), 11/1/28	$ 890,241
	Total Retail-Catalog Shopping	$890,241

	Retail-Misc/Diversified — 0.6%
980,000	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 8.947% (Term SOFR + 350 bps), 9/29/28	$ 980,408
600,000	Peer Holding III B.V., Term Loan B4, 8.598% (Term SOFR + 325 bps), 10/28/30	601,625
	Total Retail-Misc/Diversified	$1,582,033

	Schools — 0.3%
787,906	Fugue Finance LLC (Bach Finance), Existing Term Loan, 9.388% (Term SOFR + 400 bps), 1/31/28	$ 791,024
	Total Schools	$791,024

17Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Security Services — 1.7%
1,446,492	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.183% (Term SOFR + 375 bps), 5/12/28	$ 1,430,785
3,145,713	Garda World Security Corp., Term B-2 Loan, 9.725% (Term SOFR + 425 bps), 10/30/26	3,154,313
	Total Security Services	$4,585,098

	Telecommunication Equipment — 0.4%
992,512	Ciena Corp., 2020 Refinancing Term Loan, 9.50% (Term SOFR + 200 bps), 10/24/30	$ 996,589
	Total Telecommunication Equipment	$996,589

	Telephone-Integrated — 0.7%
1,904,704	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.197% (Term SOFR + 175 bps), 3/1/27	$ 1,834,978
	Total Telephone-Integrated	$1,834,978

	Television — 0.3%
750,000	Gray Television, Inc., Term E Loan, 7.967% (Term SOFR + 250 bps), 1/2/26	$ 750,067
	Total Television	$750,067

	Textile-Home Furnishings — 0.3%
982,500	Runner Buyer, Inc., Initial Term Loan, 11.003% (Term SOFR + 550 bps), 10/20/28	$ 776,298
	Total Textile-Home Furnishings	$776,298

	Theaters — 0.5%
992,500	Cinemark USA, Inc., Term Loan, 9.098% (Term SOFR + 375 bps), 5/24/30	$ 994,050
397,000	Cirque du Soleil Canada Inc., Initial Term Loan, 9.598% (Term SOFR + 425 bps), 3/8/30	396,132
	Total Theaters	$1,390,182

	Transportation Services — 1.3%
1,000,259	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.185% (Term SOFR + 475 bps), 4/6/28	$ 997,133
1,609,559	First Student Bidco, Inc., Initial Term B Loan, 8.61% (Term SOFR + 300 bps), 7/21/28	1,591,020
Pioneer Floating Rate Fund | 1/31/2418

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — (continued)
488,174	First Student Bidco, Inc., Initial Term C Loan, 8.61% (Term SOFR + 300 bps), 7/21/28	$ 482,551
635,375	LaserShip, Inc., First Lien Initial Term Loan, 10.396% (Term SOFR + 450 bps), 5/7/28	583,486
	Total Transportation Services	$3,654,190

	Veterinary Diagnostics — 0.6%
897,785	Elanco Animal Health Inc., Term Loan, 7.203% (Term SOFR + 175 bps), 8/1/27	$ 883,009
825,694	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 9.447% (Term SOFR + 400 bps), 10/5/27	824,868
	Total Veterinary Diagnostics	$1,707,877

	Total Senior Secured Floating Rate Loan Interests (Cost $238,290,991)	$227,403,734

Shares
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.1%
26,228(d)	LB New Holdco	$ 327,850
	Total Construction & Engineering	$327,850

	Metals & Mining — 0.0%†
3,810(d)	Flame Co.	$ 19,050
	Total Metals & Mining	$19,050

	Passenger Airlines — 0.2%
33,954(d)+	Grupo Aeromexico SAB de CV	$ 452,500
	Total Passenger Airlines	$452,500

	Total Common Stocks (Cost $533,894)	$799,400

Principal Amount USD ($)
	Asset Backed Securities — 1.4% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.074% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 928,995
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 12.174% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	971,303
19Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.668% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	$ 980,360
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 12.388% (3 Month Term SOFR + 707 bps), 1/17/34 (144A)	957,638
	Total Asset Backed Securities (Cost $3,964,922)	$3,838,296

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
525,812(a)	BX Trust, Series 2022-PSB, Class F, 12.666% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 531,741
74,237(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.709% (SOFR30A + 636 bps), 1/25/27 (144A)	66,667
114,629(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.459% (SOFR30A + 911 bps), 7/25/30 (144A)	108,392
	Total Commercial Mortgage-Backed Securities (Cost $716,800)	$706,800

	Corporate Bonds — 5.0% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 218,954
	Total Advertising	$218,954

	Airlines — 0.9%
160,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 156,400
2,590,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,482,536
	Total Airlines	$2,638,936

	Auto Parts & Equipment — 0.1%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 255,595
	Total Auto Parts & Equipment	$255,595

	Chemicals — 0.3%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 228,388
500,000	Olin Corp., 5.625%, 8/1/29	489,869
	Total Chemicals	$718,257

Pioneer Floating Rate Fund | 1/31/2420

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.3%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 488,895
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	450,532
	Total Commercial Services	$939,427

	Distribution/Wholesale — 0.0%†
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 112,208
	Total Distribution/Wholesale	$112,208

	Diversified Financial Services — 0.3%
413,889(e)	Avation Capital S.A., 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 354,392
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	417,842
	Total Diversified Financial Services	$772,234

	Electric — 0.2%
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 459,104
	Total Electric	$459,104

	Healthcare-Services — 0.2%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 135,920
490,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	428,167
	Total Healthcare-Services	$564,087

	Iron & Steel — 0.4%
960,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 992,928
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	223,616
	Total Iron & Steel	$1,216,544

	Leisure Time — 0.4%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 251,924
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	481,910
500,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	477,450
	Total Leisure Time	$1,211,284

	Media — 0.3%
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 431,774
400,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	406,292
	Total Media	$838,066

21Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
	Oil & Gas — 0.2%
500,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	$ 525,856
	Total Oil & Gas	$525,856

	Pipelines — 0.3%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 338,273
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	446,881
	Total Pipelines	$785,154

	REITs — 0.3%
750,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	$ 763,463
	Total REITs	$763,463

	Retail — 0.2%
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 266,992
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	198,850
	Total Retail	$465,842

	Telecommunications — 0.5%
1,584,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	$ 1,388,794
	Total Telecommunications	$1,388,794

	Total Corporate Bonds (Cost $14,218,351)	$13,873,805

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
1,718	B Riley Financial, Inc., 6.75%, 5/31/24	$ 42,709
	Total Capital Markets	$42,709

	Total Preferred Stock (Cost $42,205)	$42,709

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 4,436
	Total Trading Companies & Distributors	$4,436

	Total Right/Warrant (Cost $—)	$4,436

Pioneer Floating Rate Fund | 1/31/2422

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 1.5% of Net Assets#
	Event Linked Bonds — 1.5%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.582%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	$ 250,800
	Health – U.S. — 0.2%
250,000(a)	Vitality Re XIII, 7.332%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 245,800
250,000(a)	Vitality Re XIV, 8.832%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	249,875
		$495,675

	Multiperil – U.S. — 0.4%
250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	$ 250,500
250,000(a)	Matterhorn Re, 13.104%, (SOFR + 775 bps), 3/24/25 (144A)	247,825
250,000(a)	Residential Re, 10.612%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	237,650
250,000(a)	Sanders Re II, 8.382%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	244,750
250,000(a)	Sanders Re III, 8.942%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	241,500
		$1,222,225

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Vista Re, 12.079%, (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	$ 252,250
	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.579%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 248,750
	Windstorm – Florida — 0.3%
250,000(a)	Everglades Re II, 11.937%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 252,750
250,000(a)	Everglades Re II, 12.957%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	253,250
250,000(a)	Integrity Re, 12.402%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	238,175
		$744,175

	Windstorm – North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 10.677%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	$ 246,950
23Pioneer Floating Rate Fund | 1/31/24

Principal Amount USD ($)		Value
Windstorm – Texas — 0.1%
250,000(a)	Alamo Re, 12.512%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 252,750
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.867%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 252,150
	Total Event Linked Bonds	$3,965,725

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(d)(f)+	Formby Re 2018, 2/29/24	$ —
	Total Collateralized Reinsurance	$0

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(g)+	Harambee Re 2018, 12/31/24	$ —
400,000(g)+	Harambee Re 2019, 12/31/24	600
		$600

	Multiperil – Worldwide — 0.0%†
19,715(d)(g)+	Alturas Re 2022-2, 12/31/27	$ 3,466
50,000(f)+	Eden Re II, 3/22/24 (144A)	14,550
400,000(f)+	Merion Re 2018-2, 12/31/24	19,994
10,000(f)+	Sector Re V, 12/1/24 (144A)	17,994
74,914(d)(f)+	Woburn Re 2019, 12/31/24	12,542
		$68,546

	Total Reinsurance Sidecars	$69,146

	Total Insurance-Linked Securities (Cost $4,058,038)	$4,034,871

Pioneer Floating Rate Fund | 1/31/2424

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 3.6% of Net Assets
10,000,000(h)	U.S. Treasury Bills, 2/13/24	$ 9,982,475
	Total U.S. Government and Agency Obligations (Cost $9,982,410)	$9,982,475

Shares
	Investment Companies — 4.2% of Net Assets
400,000	Invesco Senior Loan ETF	$ 8,404,000
75,000	SPDR Blackstone Senior Loan ETF	3,147,000
	Total Investment Companies (Cost $11,439,011)	$11,551,000

	SHORT TERM INVESTMENTS — 3.4% of Net Assets
	Open-End Fund — 3.4%
9,445,883(i)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 9,445,883
		$9,445,883

	TOTAL SHORT TERM INVESTMENTS (Cost $9,445,883)	$9,445,883

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.7% (Cost $292,692,505)	$281,683,409
	OTHER ASSETS AND LIABILITIES — (1.7)%	$(4,611,762)
	net assets — 100.0%	$277,071,647

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
25Pioneer Floating Rate Fund | 1/31/24

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $20,502,599, or 7.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	Security is in default.
(c)	This term loan will settle after January 31, 2024, at which time the interest rate will be determined.
(d)	Non-income producing security.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	11/16/2023	$253,000	$252,750
Alturas Re 2022-2	4/11/2023	843	3,466
Cape Lookout Re	3/16/2022	250,000	246,950
Commonwealth Re	6/15/2022	250,000	252,150
Eden Re II	12/23/2019	34,809	14,550
Everglades Re II	11/21/2023	251,875	252,750
Everglades Re II	1/25/2024	253,875	253,250
FloodSmart Re	2/23/2023	250,000	250,800
Formby Re 2018	7/9/2018	932	—
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	600
Integrity Re	5/9/2022	250,000	238,175
Long Point Re IV	5/13/2022	250,000	248,750
Matterhorn Re	3/10/2022	250,000	250,500
Matterhorn Re	3/10/2022	250,000	247,825
Pioneer Floating Rate Fund | 1/31/2426

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Merion Re 2018-2	12/28/2017	$—	$19,994
Residential Re	10/28/2021	250,000	237,650
Sanders Re II	11/23/2021	250,000	244,750
Sanders Re III	3/22/2022	250,000	241,500
Sector Re V	1/1/2020	204	17,994
Vista Re	2/24/2022	251,938	252,250
Vitality Re XIII	3/6/2023	242,116	245,800
Vitality Re XIV	1/25/2023	250,000	249,875
Woburn Re 2019	2/14/2019	9,954	12,542
Total Restricted Securities			$4,034,871
% of Net assets			1.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	436,853	MXN	7,642,490	Bank of New York Mellon Corp.	3/27/24	$(3,048)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(3,048)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
MXN	— Mexican Peso
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$227,403,734	$—	$227,403,734
Common Stocks
Passenger Airlines	—	—	452,500	452,500
All Other Common Stocks	—	346,900	—	346,900
27Pioneer Floating Rate Fund | 1/31/24

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,838,296	$—	$3,838,296
Commercial Mortgage-Backed Securities	—	706,800	—	706,800
Corporate Bonds	—	13,873,805	—	13,873,805
Preferred Stock	42,709	—	—	42,709
Right/Warrant	4,436	—	—	4,436
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	600	600
Multiperil – Worldwide	—	—	68,546	68,546
All Other Insurance-Linked Securities	—	3,965,725	—	3,965,725
U.S. Government and Agency Obligations	—	9,982,475	—	9,982,475
Investment Companies	11,551,000	—	—	11,551,000
Open-End Fund	9,445,883	—	—	9,445,883
Total Investments in Securities	$21,044,028	$260,117,735	$521,646	$281,683,409
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(3,048)	$—	$(3,048)
Total Other Financial Instruments	$—	$(3,048)	$—	$(3,048)
*	Securities valued at $0.
During the period ended January 31, 2024, there were no transfers in or out of Level 3.
Pioneer Floating Rate Fund | 1/31/2428